UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03361

Fidelity Massachusetts Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Massachusetts Municipal Money Market Fund Fidelity® Massachusetts Municipal Money Market Fund Premium Class : FMSXX

This annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 30	0.30%

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$3,122,507,361
Number of Holdings	300
Total Advisory Fee	$6,008,130
What did the Fund invest in?
(as of January 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	72.1
8-30	2.8
31-60	8.1
61-90	1.3
91-180	7.4
>180	9.2

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 38.1
Municipal Securities - 26.0
Tender Option Bond - 22.6
Commercial Paper - 2.2
Net Other Assets (Liabilities) - 11.1

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912629.100    426-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Massachusetts Municipal Income Fund Fidelity® Massachusetts Municipal Income Fund : FDMMX

This annual shareholder report contains information about Fidelity® Massachusetts Municipal Income Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Massachusetts Municipal Income Fund	$ 45	0.45%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the state-specific index, the Bloomberg Massachusetts Enhanced Municipal Linked 08/01/2018 Index, for the fiscal year.
•This included an overweight in lower-quality bonds that outperformed the index as credit spreads tightened. For example, larger-than-index exposure to bonds backed by Milford Regional Medical Center added value when the lower-quality issuer affiliated with higher-quality UMass Memorial Health.
•An underweight in bonds backed by Harvard University also aided the relative result, given that the high-quality securities lagged the state-specific index amid the market's preference for lower-quality, higher-yielding bonds.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was another key contributor to relative performance.
•In contrast, performance was hurt by the fund's longer duration (interest-rate sensitivity) than the index, including an overweight in 20-year bonds.
•Pricing factors detracted from relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Massachusetts Municipal Income Fund	1.78%	0.35%	1.73%
Bloomberg Massachusetts Enhanced Municipal Linked Index	1.79%	0.43%	1.91%
Bloomberg Municipal Bond Index	2.08%	0.73%	2.12%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,740,542,490
Number of Holdings	461
Total Advisory Fee	$7,620,891
Portfolio Turnover	19%
What did the Fund invest in?
(as of January 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	27.5
Education	18.1
Special Tax	13.8
Health Care	12.8
Transportation	10.6
Water & Sewer	5.1
Others(Individually Less Than 5%)	12.1
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 5.8
AA - 66.4
A - 6.0
BBB - 14.3
BB - 0.4
Not Rated - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 5.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912617.100    70-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Massachusetts Municipal Money Market Fund Fidelity® Massachusetts Municipal Money Market Fund Institutional Class : FMAXX

This annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 20	0.20%

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$3,122,507,361
Number of Holdings	300
Total Advisory Fee	$6,008,130
What did the Fund invest in?
(as of January 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	72.1
8-30	2.8
31-60	8.1
61-90	1.3
91-180	7.4
>180	9.2

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 38.1
Municipal Securities - 26.0
Tender Option Bond - 22.6
Commercial Paper - 2.2
Net Other Assets (Liabilities) - 11.1

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912628.100    1871-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Massachusetts Municipal Money Market Fund Fidelity® Massachusetts Municipal Money Market Fund : FAUXX

This annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Massachusetts Municipal Money Market Fund	$ 43	0.42%

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$3,122,507,361
Number of Holdings	300
Total Advisory Fee	$6,008,130
What did the Fund invest in?
(as of January 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	72.1
8-30	2.8
31-60	8.1
61-90	1.3
91-180	7.4
>180	9.2

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 38.1
Municipal Securities - 26.0
Tender Option Bond - 22.6
Commercial Paper - 2.2
Net Other Assets (Liabilities) - 11.1

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912630.100    6957-TSRA-0425

Item 2.

Code of Ethics

As of the end of the period, January 31, 2025, Fidelity Massachusetts Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund (the “Funds”):

Services Billed by Deloitte Entities

January 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Massachusetts Municipal Income Fund	$42,000	$-	$8,300	$900
Fidelity Massachusetts Municipal Money Market Fund	$31,400	$-	$5,900	$700

January 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Massachusetts Municipal Income Fund	$40,800	$-	$7,400	$1,000
Fidelity Massachusetts Municipal Money Market Fund	$32,100	$-	$5,100	$800

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	January 31, 2025A	January 31, 2024A
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,444,500	$935,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	January 31, 2025A	January 31, 2024A
Deloitte Entities	$2,811,600	$6,313,800

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Massachusetts Municipal Money Market Fund

Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Massachusetts Municipal Money Market Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 26.0%
	Principal Amount (a)	Value ($)
Massachusetts - 26.0%
Education - 0.6%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2025 (b)	250,000	251,399
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2025 (b)	120,000	120,668
Massachusetts St College Bldg 0% 5/1/2025 (c)	1,000,000	992,459
Massachusetts St College Bldg 5% 5/1/2025	180,000	180,924
Massachusetts St College Bldg Series 2024A, 5% 11/1/2025	3,425,000	3,483,157
Massachusetts St Dev Fin Agy Rev (President and Fellows of Harvard College Proj.) Series 2016 A, 5% 7/15/2025	1,500,000	1,514,030
Massachusetts St Hlth & Ed Fac (Boston College,Ma Proj.) 5.5% 6/1/2025	10,500,000	10,600,729
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2025	260,000	261,102
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2025	250,000	253,985
University Mass Bldg Auth Proj (Univ of Massachusetts Proj.) Series 2020 1, 5% 11/1/2025	100,000	101,504
		17,759,957
Electric Utilities - 0.4%
Massachusetts St Dev Agy Elec Util Rev (Nantucket Elec Co Proj.) 3.15% tender 2/10/2025 (Massachusetts Electric Co Guaranteed) CP mode (b)	13,300,000	13,300,000
Escrowed/Pre-Refunded - 0.5%
Mass Bay Tran Auth Sls Tax Series B, 5% 7/1/2029 (Pre-refunded to 7/1/2025 at 100)	2,860,000	2,883,724
Mass Bay Tran Auth Sls Tax Series B, 5% 7/1/2030 (Pre-refunded to 7/1/2025 at 100)	1,725,000	1,740,164
Massachusetts Clean Water Trust/The Series 2014, 5% 8/1/2025 (Escrowed to Maturity)	470,000	474,640
Massachusetts St College Bldg 5% 5/1/2038 (Pre-refunded to 5/1/2025 at 100)	700,000	703,511
Massachusetts St College Bldg 5% 5/1/2041 (Pre-refunded to 5/1/2025 at 100)	100,000	100,543
Massachusetts St College Bldg Series 2016A, 5% 5/1/2031 (Pre-refunded to 5/1/2025 at 100)	160,000	160,603
Massachusetts St College Bldg Series 2016A, 5% 5/1/2032 (Pre-refunded to 5/1/2025 at 100)	360,000	361,601
Massachusetts St College Bldg Series 2016A, 5% 5/1/2036 (Pre-refunded to 5/1/2025 at 100)	280,000	281,257
Massachusetts St College Bldg Series 2016A, 5% 5/1/2037 (Pre-refunded to 5/1/2025 at 100)	1,075,000	1,079,783
Massachusetts St Dev Fin Agy Rev 5% 7/1/2029 (Pre-refunded to 7/1/2025 at 100)	360,000	363,110
Massachusetts St Dev Fin Agy Rev Series O 2, 5% 7/1/2028 (Pre-refunded to 7/1/2025 at 100)	155,000	156,241
Massachusetts St Dev Fin Agy Rev Series O 2, 5% 7/1/2030 (Pre-refunded to 7/1/2025 at 100)	325,000	327,778
Massachusetts St Dev Fin Agy Rev Series O 2, 5% 7/1/2031 (Pre-refunded to 7/1/2025 at 100)	125,000	125,930
Massachusetts St Dev Fin Agy Rev Series O 2, 5% 7/1/2032 (Pre-refunded to 7/1/2025 at 100)	430,000	433,645
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2037 (Pre-refunded to 8/15/2025 at 100)	235,000	237,726
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2031 (Pre-refunded to 8/15/2025 at 100)	1,480,000	1,495,522
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2034 (Pre-refunded to 8/15/2025 at 100)	6,010,000	6,078,857
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2035 (Pre-refunded to 8/15/2025 at 100)	145,000	146,434
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016A, 5% 11/15/2034 (Pre-refunded to 11/15/2025 at 100)	515,000	524,120
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016A, 5% 11/15/2038 (Pre-refunded to 11/15/2025 at 100)	100,000	101,515
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016A, 5% 11/15/2045 (Pre-refunded to 11/15/2025 at 100)	100,000	101,688
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series C, 5% 8/15/2036 (Pre-refunded to 8/15/2025 at 100)	500,000	505,463
University Mass Bldg Auth Proj Series 2015 1, 5% 11/1/2034 (Pre-refunded to 11/1/2025 at 100)	100,000	101,545
		18,485,400
General Obligations - 19.0%
Agawam MA Gen. Oblig. BAN 4% 9/24/2025	38,478,944	38,760,907
Andover MA Gen. Oblig. 5% 12/1/2025	1,965,000	2,004,996
Ashland MA BAN 4% 10/10/2025	14,400,571	14,517,128
Bedford Mass Gen. Oblig. BAN 4.75% 2/27/2025	5,284,411	5,288,370
Bedford Mass Gen. Oblig. Series 2024, 5% 10/1/2025	500,000	508,038
Belmont Mass Gen. Oblig. BAN 4% 9/26/2025	4,810,000	4,841,224
Belmont Mass Series 2019, 5% 3/15/2025	125,000	125,200
Boston Mass Gen. Oblig. 5% 11/1/2025	100,000	101,668
Boston Mass Gen. Oblig. Series 2015A, 5% 4/1/2025	160,000	160,509
Boston Mass Gen. Oblig. Series 2015B, 5% 4/1/2025	350,000	351,124
Boston Mass Gen. Oblig. Series 2016 A, 5% 3/1/2025	1,275,000	1,277,141
Boston Mass Gen. Oblig. Series 2017A, 5% 4/1/2025	805,000	807,568
Boston Mass Gen. Oblig. Series 2019A, 5% 3/1/2025	250,000	250,378
Burlington Mass Gen. Oblig. BAN 4.75% 4/24/2025	8,918,847	8,941,872
Cambridge MA Gen. Oblig. Series 2019, 5% 2/15/2025	700,000	700,595
Cambridge MA Gen. Oblig. Series 2020, 5% 2/15/2025	235,000	235,163
Cambridge MA Gen. Oblig. Series 2021, 5% 2/15/2025	245,000	245,150
Cambridge MA Gen. Oblig. Series 2023, 5% 2/15/2025	185,000	185,119
Cambridge MA Gen. Oblig. Series 2024, 5% 2/15/2025	200,000	200,123
Cambridge MA Series 2022, 5% 2/15/2025	3,670,000	3,672,999
Clinton MA BAN 4% 6/6/2025	7,500,000	7,527,161
Dedham-Westwood MA Wtr Dist Gen. Oblig. BAN 4% 10/22/2025	8,630,000	8,700,081
Deerfield Mass BAN 4% 11/6/2025	9,406,000	9,473,413
Duxbury MA Gen. Oblig. BAN 4.5% 5/1/2025	13,565,000	13,595,662
East Longmeadow Mass Gen. Oblig. BAN 4% 12/19/2025	4,665,246	4,719,182
East Longmeadow Mass Series 2024, 5% 11/1/2025	425,000	433,078
Easton MA Gen. Oblig. BAN 4% 3/6/2025	640,000	640,484
Falmouth MA Gen. Oblig. Series 2019, 5% 2/1/2025	285,000	285,000
Framingham MA Gen. Oblig. BAN 4% 12/18/2025	11,203,019	11,341,888
Framingham MA Gen. Oblig. Series 2016, 4% 11/1/2025	210,000	211,842
Framingham MA Gen. Oblig. Series 2024, 5% 12/1/2025	3,580,000	3,654,342
Greater Fall River Vocational School District BAN 4% 9/10/2025	55,000,000	55,329,684
Groton MA BAN 4.5% 6/20/2025	4,000,000	4,013,518
Hamilton Wenham MA Regl Sch Dist BAN 4% 12/18/2025	10,477,405	10,602,673
Hanover Mass Gen. Oblig. 5% 5/15/2025	125,000	125,685
Hanover Mass Gen. Oblig. Series 2016, 4% 5/15/2025	100,000	100,208
Hingham MA Gen. Oblig. BAN 4% 2/14/2025	29,189,453	29,199,425
Holbrook MA Gen. Oblig. BAN 4.25% 8/29/2025	3,223,000	3,242,135
Hopkinton MA BAN 4.5% 6/13/2025	17,018,434	17,073,052
Hudson MA Gen. Oblig. BAN 4.5% 6/13/2025	6,159,000	6,177,694
Lawrence MA Gen. Oblig. BAN 4.25% 9/1/2025	5,442,000	5,484,288
Lenox MA Gen. Oblig. BAN 4.75% 4/25/2025	7,250,000	7,267,327
Leominster MA Gen. Oblig. BAN 4% 1/29/2026	1,753,742	1,768,752
Littleton Mass BAN 4% 11/13/2025	13,500,000	13,598,148
Ludlow Mass Gen. Oblig. BAN 3.75% 9/11/2025	7,194,999	7,227,811
Lynnfield Mass Gen. Oblig. BAN 4% 2/6/2025	2,615,000	2,615,188
Marion Mass Gen. Oblig. BAN 4% 3/14/2025	1,130,000	1,130,763
Marlborough Mass Gen. Oblig. BAN 4.5% 6/12/2025	18,670,000	18,729,464
Massachusetts St Gen. Oblig. 5% 11/1/2025	125,000	127,008
Massachusetts St Gen. Oblig. 5.25% 9/1/2025	365,000	369,972
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2025	1,540,000	1,554,094
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2025	300,000	302,452
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2025	700,000	705,665
Massachusetts St Gen. Oblig. Series 2018 B, 5% 7/1/2025	300,000	302,530
Massachusetts St Gen. Oblig. Series 2018 E, 5% 9/1/2025	610,000	617,234
Massachusetts St Gen. Oblig. Series 2019 A2, 5% 7/1/2025	725,000	730,980
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2025	10,000,000	10,045,448
Massachusetts St Gen. Oblig. Series 2019 E, 3% 12/1/2025	8,150,000	8,169,851
Massachusetts St Gen. Oblig. Series 2019 F, 5% 5/1/2025	1,180,000	1,186,345
Massachusetts St Gen. Oblig. Series 2019 G, 5% 9/1/2025	7,255,000	7,350,679
Massachusetts St Gen. Oblig. Series 2020 B, 5% 7/1/2025	315,000	317,576
Massachusetts St Gen. Oblig. Series 2021 B, 5% 11/1/2025	215,000	218,293
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2025	250,000	251,100
Massachusetts St Gen. Oblig. Series A, 5% 7/1/2025	670,000	675,638
Massachusetts St Gen. Oblig. Series C, 5% 10/1/2025	490,000	497,041
Massachusetts St Gen. Oblig. Series C, 5% 8/1/2025	345,000	348,516
Melrose MA Gen. Oblig. BAN 4% 8/22/2025	125,000	125,699
Middleborough MA Gen. Oblig. Series 2024, 5% 9/15/2025	480,000	486,621
Nantucket MA Gen. Oblig. BAN 4% 3/21/2025	19,545,000	19,571,805
Nantucket MA Gen. Oblig. BAN Series B, 4.5% 3/21/2025	5,000,000	5,005,774
Nantucket MA Gen. Oblig. Series 2024, 5% 5/1/2025	125,000	125,580
Needham MA Gen. Oblig. BAN 4% 7/30/2025	6,660,000	6,694,481
Newton MA BAN 5% 3/28/2025	11,955,000	11,992,667
North Middlesex Mass Regl Sch BAN 4% 10/30/2025	17,910,984	18,057,134
Orleans MA Gen. Oblig. BAN 4% 1/23/2026	19,413,584	19,610,288
Orleans MA Gen. Oblig. Series 2020, 5% 2/1/2025	125,000	125,000
Palmer MA BAN 5.25% 3/27/2025	2,868,000	2,876,157
Plymouth MA Gen. Oblig. Series 2021, 5% 5/1/2025	330,000	331,832
Salisbury Mass Gen. Oblig. BAN 4% 9/5/2025	345,000	346,958
Scituate Mass Gen. Oblig. Series 2024, 5% 9/1/2025	2,400,000	2,431,327
Somerville MA Gen. Oblig. BAN 4.5% 5/30/2025	46,759,059	46,930,031
Swampscott MA 5% 3/1/2025	350,000	350,411
Tewksbury MA Gen. Oblig. BAN 4.25% 3/20/2025	200,000	200,278
Town of Provincetown MA Gen. Oblig. BAN 4.5% 6/20/2025	7,297,410	7,321,542
Uxbridge MA Gen. Oblig. BAN Series B, 4% 7/24/2025	200,000	200,785
Waltham Mass Gen. Oblig. Series 2017, 4% 6/15/2025	150,000	150,630
Waltham Mass Gen. Oblig. Series 2023, 5% 8/15/2025	1,000,000	1,011,922
Waltham Mass Gen. Oblig. Series 2024, 5% 8/15/2025	750,000	758,984
Westborough MA BAN 3.375% 3/28/2025	1,860,000	1,860,146
Westfield Mass BAN 4.25% 6/6/2025	6,701,000	6,726,809
Westford MA Gen. Oblig. 5% 2/1/2025	200,000	200,000
Westford MA Gen. Oblig. BAN 4.75% 5/1/2025	440,000	441,875
Westford MA Gen. Oblig. Series 2018, 5% 2/1/2025	140,000	140,000
Westwood MA Gen. Oblig. BAN 4.5% 5/2/2025	6,125,000	6,138,109
Winchester MA BAN Series B, 4% 3/28/2025	28,811,316	28,838,269
Winchester MA Series 2023, 5% 3/15/2025	135,000	135,306
Worcester MA Gen. Oblig. BAN 4% 3/18/2025	40,574,929	40,626,053
Worcester MA Gen. Oblig. Series 2021, 5% 2/15/2025	115,000	115,071
Worcester MA Gen. Oblig. Series 2022, 5% 2/1/2025	3,240,000	3,240,000
Yarmouth MA Gen. Oblig. BAN 4.25% 4/17/2025	220,000	220,471
		594,601,657
Health Care - 4.9%
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2025	250,000	252,191
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series 2016Q, 5% 7/1/2025	245,000	246,925
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series O 2, 5% 7/1/2025	150,000	151,097
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.82% tender 5/6/2025 CP mode	17,385,000	17,385,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.88% tender 3/5/2025 CP mode	19,585,000	19,585,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.88% tender 5/2/2025 CP mode	4,440,000	4,440,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.91% tender 5/15/2025 CP mode	16,050,000	16,050,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 3.05% tender 2/4/2025 CP mode	15,660,000	15,660,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 3.05% tender 3/10/2025 CP mode	12,640,000	12,640,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 3.05% tender 3/12/2025 CP mode	17,750,000	17,750,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 3.1% tender 3/7/2025 CP mode	17,090,000	17,090,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 3.11% tender 2/19/2025 CP mode	18,595,000	18,595,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 3.12% tender 2/12/2025 CP mode	9,480,000	9,480,000
		149,325,213
Special Tax - 0.2%
Mass Bay Tran Auth Assemnt Series 2016A, 5% 7/1/2025	300,000	302,472
Mass Bay Tran Auth Sls Tax 5% 7/1/2025	2,650,000	2,673,326
Mass Bay Tran Auth Sls Tax 5% 7/1/2025	460,000	464,010
Mass Bay Tran Auth Sls Tax 5.5% 7/1/2025	1,110,000	1,121,325
Mass Bay Tran Auth Sls Tax Series 2017A 1, 5% 7/1/2025	150,000	151,117
Mass Bay Tran Auth Sls Tax Series 2021, 4% 5/1/2025	110,000	110,245
Mass Bay Tran Auth Sls Tax Series A, 5% 7/1/2025	250,000	252,006
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2018 A, 5% 2/15/2025	100,000	100,055
Massachusetts St Transn Fd Rev Series 2016A, 5% 6/1/2025	100,000	100,560
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2025	1,240,000	1,248,863
Massachusetts St Transn Fd Rev Series 2024A, 5% 6/1/2025	500,000	503,404
		7,027,383
Transportation - 0.1%
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2025 (b)	1,400,000	1,410,542
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2025 (b)	540,000	542,788
		1,953,330
Water & Sewer - 0.3%
Massachusetts Clean Water Trust/The 5% 2/1/2025	120,000	120,000
Massachusetts Clean Water Trust/The 5% 2/1/2025	150,000	150,000
Massachusetts Clean Water Trust/The 5% 2/1/2025	750,000	750,000
Massachusetts Clean Water Trust/The 5% 8/1/2025	100,000	101,081
Massachusetts Clean Water Trust/The Series 20, 5% 2/1/2025	1,160,000	1,160,000
Massachusetts Clean Water Trust/The Series 2016, 5% 2/1/2025	380,000	380,000
Massachusetts Clean Water Trust/The Series 2017, 5% 8/1/2025	100,000	101,077
Massachusetts Clean Water Trust/The Series 22, 5% 8/1/2025	100,000	100,958
Massachusetts Clean Water Trust/The Series 23 B, 5% 2/1/2025	1,800,000	1,800,000
Massachusetts Clean Water Trust/The Series 23A, 4% 2/1/2025	760,000	760,000
Massachusetts Clean Water Trust/The Series 25A, 5% 2/1/2025	190,000	190,000
Massachusetts St Wtr Res Auth 5% 8/1/2025	195,000	196,929
Massachusetts St Wtr Res Auth 5.25% 8/1/2025	930,000	941,131
Massachusetts St Wtr Res Auth Series 2019 B, 5% 8/1/2025	640,000	646,527
		7,397,703
TOTAL MASSACHUSETTS		809,850,643
Michigan - 0.0%
Health Care - 0.0%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 2.5% tender 1/15/2047 (d)(e)	1,100,000	1,100,000
TOTAL MUNICIPAL SECURITIES (Cost $810,950,643)		810,950,643

Short-Term Funds - 12.0%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $375,332,416)	375,264,091	375,332,416

Tender Option Bond - 22.6%
	Principal Amount (a)	Value ($)
Arizona - 0.1%
Arizona Ind Dev Auth Participating VRDN 2.57% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (e)(h)(i)	1,710,000	1,710,000
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.57% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (e)(h)(i)	1,500,000	1,500,000
TOTAL ARIZONA		3,210,000
Florida - 0.0%
Palm Beach Cnty Fla Health Facs Auth Hosp Rev Participating VRDN Series 2022 XG0370, 2.35% 8/15/2049 (Liquidity Facility Bank of America, N.A.) (e)(h)	1,460,000	1,460,000
Illinois - 0.0%
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 2.55% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (e)(h)	900,000	900,000
Massachusetts - 21.8%
Massachusetts Bay Trans Auth Sales Tax Rev Participating VRDN 2.31% 7/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (e)(h)	10,465,000	10,465,000
Massachusetts Dev Fin Agcy Rev Participating VRDN 2.27% 3/1/2049 (Liquidity Facility Bank of America, N.A.) (e)(h)	109,305,000	109,305,000
Massachusetts Edl Fing Auth Rev Participating VRDN Series 2017 XF2511, 2.27% 7/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(e)(h)	1,625,000	1,625,000
Massachusetts Edl Fing Auth Rev Participating VRDN Series 2017 XG0139, 2.27% 7/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(e)(h)	12,590,000	12,590,000
Massachusetts Gen Oblig Participating VRDN Series E 148, 2.28% 4/1/2036 (Liquidity Facility Royal Bank of Canada NY) (e)(h)	40,000,000	40,000,000
Massachusetts Housing Finance Agency Participating VRDN Series 2024 XF1703, 2.27% 12/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (e)(h)	6,075,000	6,075,000
Massachusetts Hsg Fin Agy Participating VRDN Series 2024 XG0582, 2.28% 12/1/2064 (Liquidity Facility Bank of America, N.A.) (e)(h)	1,215,000	1,215,000
Massachusetts Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9179, 2.57% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC) (e)(h)(i)	3,895,000	3,895,000
Massachusetts St Dev Fin Agcy R Participating VRDN Series 2024 008, 2.35% 5/1/2027 (Liquidity Facility Barclays Bank PLC) (e)(h)	47,495,000	47,495,000
Massachusetts St Dev Fin Agy Rev Participating VRDN Series 2017 YX1074, 2.25% 7/1/2037 (Liquidity Facility Barclays Bank PLC) (e)(h)	8,560,000	8,560,000
Massachusetts St Gen. Oblig. Participating VRDN 2.25% 10/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (e)(h)	6,335,000	6,335,000
Massachusetts St Gen. Oblig. Participating VRDN 2.25% 10/1/2052 (Liquidity Facility Royal Bank of Canada NY) (e)(h)	6,765,000	6,765,000
Massachusetts St Gen. Oblig. Participating VRDN 2.25% 10/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (e)(h)	7,500,000	7,500,000
Massachusetts St Gen. Oblig. Participating VRDN 2.25% 9/1/2051 (Liquidity Facility Morgan Stanley Bank NA) (e)(h)	5,000,000	5,000,000
Massachusetts St Gen. Oblig. Participating VRDN 2.27% 10/1/2047 (Liquidity Facility Morgan Stanley Bank NA) (e)(h)	6,000,000	6,000,000
Massachusetts St Gen. Oblig. Participating VRDN 2.31% 10/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (e)(h)	24,110,000	24,110,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2016 XM0221, 1.92% 8/1/2030 (Liquidity Facility JP Morgan Chase Bank NA) (e)(h)	24,750,000	24,750,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2023 MS0020, 2.31% 10/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (e)(h)	28,065,000	28,065,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2023 XF1588, 2.26% 5/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (e)(h)	12,800,000	12,800,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2023 XF1689, 2.25% 1/1/2054 (Liquidity Facility Bank of America, N.A.) (e)(h)	18,750,000	18,750,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2023 XL0528, 2.25% 5/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (e)(h)	7,515,000	7,515,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2023 ZL0488, 2.25% 10/1/2051 (Liquidity Facility Morgan Stanley Bank NA) (e)(h)	6,665,000	6,665,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2023 ZL0524, 2.25% 10/1/2051 (Liquidity Facility Wells Fargo Bank NA) (e)(h)	18,500,000	18,500,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2024 CF7003, 2.25% 8/1/2028 (Liquidity Facility Citibank NA) (e)(h)	9,270,000	9,270,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2024 XM1165, 1.92% 5/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (e)(h)	5,500,000	5,500,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2024 ZF3220, 2.25% 10/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (e)(h)	16,665,000	16,665,000
Massachusetts St Hlth & Ed Fac Participating VRDN 2.27% 7/1/2032 (Liquidity Facility Bank of America, N.A.) (e)(h)	5,550,000	5,550,000
Massachusetts St Hlth & Ed Fac Participating VRDN Series 2016 XM0232, 2.27% 7/1/2032 (Liquidity Facility Bank of America, N.A.) (e)(h)	6,010,000	6,010,000
Massachusetts St Port Auth Rev Participating VRDN 1.85% 7/1/2043 (Liquidity Facility Barclays Bank PLC) (b)(e)(h)	1,240,000	1,240,000
Massachusetts St Port Auth Rev Participating VRDN 2.3% 7/1/2046 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(h)	11,250,000	11,250,000
Massachusetts St Port Auth Rev Participating VRDN Series 2023 XF1613, 2.28% 7/1/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)(h)	4,400,000	4,400,000
Massachusetts St Port Auth Rev Participating VRDN Series 2023 ZF1679, 2.28% 7/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)(h)	2,810,000	2,810,000
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Participating VRDN Series 2022 XM1051, 2.28% 8/15/2045 (Liquidity Facility Royal Bank of Canada NY) (e)(h)	13,425,000	13,425,000
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Participating VRDN Series 2025 CF7015, 2.25% 8/15/2037 (Liquidity Facility Citibank NA) (e)(h)	47,355,000	47,355,000
Massachusetts St Transn Fd Rev Participating VRDN 1.92% 6/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (e)(h)	8,000,000	8,000,000
Massachusetts St Transn Fd Rev Participating VRDN 1.92% 6/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (e)(h)	21,350,000	21,350,000
Massachusetts St Transn Fd Rev Participating VRDN 2.25% 6/1/2052 (Liquidity Facility Morgan Stanley Bank NA) (e)(h)	16,875,000	16,875,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XF1604, 2.26% 6/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (e)(h)	15,000,000	15,000,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XF1605, 2.25% 6/1/2053 (Liquidity Facility Bank of America, N.A.) (e)(h)	8,000,000	8,000,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XF1607, 2.25% 6/1/2053 (Liquidity Facility Bank of America, N.A.) (e)(h)	12,800,000	12,800,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XF1612, 2.25% 6/1/2053 (Liquidity Facility Bank of America, N.A.) (e)(h)	16,400,000	16,400,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XG0531, 2.25% 6/1/2051 (Liquidity Facility Barclays Bank PLC) (e)(h)	11,200,000	11,200,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XM1137, 2.25% 6/1/2053 (Liquidity Facility Royal Bank of Canada NY) (e)(h)	17,230,000	17,230,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2025 ZF1802, 2.25% 6/1/2050 (Liquidity Facility Bank of America, N.A.) (e)(h)	1,890,000	1,890,000
University Mass Bldg Auth Proj Participating VRDN Series 2024 XM1158, 1.92% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (e)(h)	11,725,000	11,725,000
TOTAL MASSACHUSETTS		677,925,000
Minnesota - 0.1%
Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.57% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (e)(h)(i)	1,600,000	1,600,000
Missouri - 0.0%
Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.57% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (e)(h)(i)	800,000	800,000
Nevada - 0.0%
Clark Cnty NV School Dist Participating VRDN Series 2023 XF1473, 2.37% 6/15/2042 (Liquidity Facility JP Morgan Chase Bank NA) (e)(h)	840,000	840,000
New Jersey - 0.4%
New Jersey St Hsg & Mtg Fin Agy Multi Family Rev / Var-Ser D Participating VRDN Series 2024 012, 2.5% 11/1/2027 (Liquidity Facility Barclays Bank PLC) (e)(h)	10,300,000	10,300,000
Ohio - 0.0%
County of Cuyahoga OH Participating VRDN Series 2018 XG0206, 2.35% 12/1/2044 (Liquidity Facility Bank of America, N.A.) (e)(h)	200,000	200,000
Oregon - 0.0%
Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.57% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (e)(h)(i)	400,000	400,000
Tennessee - 0.0%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Fac Participating VRDN Series 2024 MIZ9181, 2.57% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC) (e)(h)(i)	1,060,000	1,060,000
Texas - 0.1%
Collin County Hsg Fin Corp Multi-family Participating VRDN 2.57% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (e)(h)(i)	1,500,000	1,500,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN Series 2023 XL0422, 2.36% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (e)(h)	2,315,000	2,315,000
TOTAL TEXAS		3,815,000
Washington - 0.1%
Port Seattle WA Rev Participating VRDN Series 2022 XM1027, 2.35% 8/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)(h)	2,700,000	2,700,000
TOTAL TENDER OPTION BOND (Cost $705,210,000)		705,210,000

Variable Rate Demand Note - 38.1%
	Principal Amount (a)	Value ($)
Alabama - 0.6%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.5% 8/1/2036 VRDN (b)(e)	9,643,000	9,643,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) Series 2023, 2.65% 8/1/2063 VRDN (b)(e)	8,600,000	8,600,000
TOTAL ALABAMA		18,243,000
Arizona - 0.2%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.45% 5/1/2029 VRDN (e)	6,000,000	6,000,000
Arkansas - 0.0%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.5% 6/1/2028 VRDN (b)(e)	400,000	400,000
Delaware - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 2.3% 10/1/2028 VRDN (e)	100,000	100,000
Florida - 1.1%
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 B, 2.5% 12/1/2046 VRDN (b)(e)	1,200,000	1,200,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 2.4% 5/1/2046 VRDN (b)(e)	3,000,000	3,000,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024A, 2.5% 5/1/2054 VRDN (b)(e)	14,600,000	14,600,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024B, 2.4% 5/1/2054 VRDN (b)(e)	15,700,000	15,700,000
TOTAL FLORIDA		34,500,000
Indiana - 0.0%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 2.26% 12/1/2038 VRDN (b)(e)	900,000	900,000
Iowa - 0.4%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.58% 7/1/2038 VRDN (b)(e)	9,400,000	9,400,000
Iowa Fin Auth Solid Waste Facs Rev (Midamerican Energy Co Proj.) 2.55% 12/1/2047 VRDN (b)(e)	2,025,000	2,025,000
TOTAL IOWA		11,425,000
Kansas - 0.1%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.63% 9/1/2035 VRDN (e)	2,200,000	2,200,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.63% 9/1/2035 VRDN (e)	1,000,000	1,000,000
Wamego Kansas Pcr (Evergy Kansas Central Proj.) 2.5% 4/15/2032 VRDN (e)	700,000	700,000
TOTAL KANSAS		3,900,000
Kentucky - 0.2%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 2.35% 7/1/2060 VRDN (b)(e)	1,400,000	1,400,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021 A 1, 2.35% 8/1/2061 VRDN (b)(e)	5,000,000	5,000,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021B 1, 2.35% 8/1/2061 VRDN (b)(e)	300,000	300,000
TOTAL KENTUCKY		6,700,000
Louisiana - 0.1%
St James Parish LA Rev (Nucor Corp Proj.) 2.55% 11/1/2040 VRDN (e)	3,380,000	3,380,000
Massachusetts - 34.9%
MA Dept Transn Met Hwy Sys Rev (Massachusetts St Proj.) 2.12% 1/1/2039 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (e)	78,475,000	78,475,000
MA Dept Transn Met Hwy Sys Rev (Massachusetts St Proj.) 2.15% 1/1/2039 (Liquidity Facility TD Bank NA) VRDN (e)	28,470,000	28,470,000
MA Dept Transn Met Hwy Sys Rev (Massachusetts St Proj.) 2.2% 1/1/2039 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (e)	14,805,000	14,805,000
MA Dept Transn Met Hwy Sys Rev 2.09% 1/1/2037, LOC TD Bank NA VRDN (e)	62,800,000	62,800,000
MA Dept Transn Met Hwy Sys Rev Series 2010 A 2, 2.15% 1/1/2037, LOC TD Bank NA VRDN (e)	75,875,000	75,875,000
Mass Bay Tran Auth Sls Tax (Massachusetts St Proj.) Series 2022A, 2.15% 7/1/2052 (Liquidity Facility TD Bank NA) VRDN (e)	27,875,000	27,875,000
Massachusetts Bay Transn Auth (Massachusetts St Proj.) Series 2000A SUB A 1, 2.15% 3/1/2030 (Liquidity Facility TD Bank NA) VRDN (e)	18,850,000	18,850,000
Massachusetts Dev Fin Agcy Multifamily Hsg (Avalonbay Communities Inc Proj.) 2.3% 7/15/2040, LOC Fannie Mae VRDN (b)(e)	45,000,000	45,000,000
Massachusetts Development Finance Agency (Childrens Hospital, Ma Proj.) Series 2024 U 1, 1.75% 3/1/2048, LOC TD Bank NA VRDN (e)	18,560,000	18,560,000
Massachusetts Development Finance Agency (Childrens Hospital, Ma Proj.) Series 2024 U 2, 1.75% 3/1/2048, LOC TD Bank NA VRDN (e)	11,560,000	11,560,000
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024 E 1, 1.55% 7/1/2052 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (e)	64,750,000	64,750,000
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024 E 2, 1.55% 7/1/2052, LOC Royal Bank of Canada VRDN (e)	72,300,000	72,300,000
Massachusetts Housing Finance Agency (Single Family Housing Proj.) Series 200, 2.22% 12/1/2048 (Liquidity Facility TD Bank NA) VRDN (e)	13,450,000	13,450,000
Massachusetts Housing Finance Agency (Single Family Housing Proj.) Series 204, 2.22% 12/1/2048 (Liquidity Facility TD Bank NA) VRDN (e)	10,000,000	10,000,000
Massachusetts Housing Finance Agency (Single Family Housing Revenue Adopted September 12, 1985 Sf Wl Open Proj.) Series 196, 2.22% 12/1/2048 (Liquidity Facility TD Bank NA) VRDN (e)	5,000,000	5,000,000
Massachusetts St Dev Fin Agy Rev (Babson College, Ma Proj.) 2% 10/1/2032, LOC Bank of America NA VRDN (e)	16,730,000	16,730,000
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) 1.75% 10/1/2042, LOC TD Bank NA VRDN (e)	2,245,000	2,245,000
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) Series 2008 U6E, 1.75% 10/1/2042, LOC TD Bank NA VRDN (e)	21,950,000	21,950,000
Massachusetts St Dev Fin Agy Rev (Holy Cross College, Ma Proj.) 1.75% 9/1/2037, LOC Bank of America NA VRDN (e)	23,065,000	23,065,000
Massachusetts St Dev Fin Agy Rev (Iso New England, Inc Proj.) 2.22% 2/1/2032, LOC TD Bank NA VRDN (e)	13,095,000	13,095,000
Massachusetts St Dev Fin Agy Rev (Marine Biological Laboratory Proj.) 2.22% 10/1/2036, LOC PNC Bank NA VRDN (e)	19,925,000	19,925,000
Massachusetts St Dev Fin Agy Rev (Melmark New England Inc Proj.) 2.21% 7/1/2026, LOC TD Bank NA VRDN (e)	860,000	860,000
Massachusetts St Dev Fin Agy Rev (Worcester Polytech Inst, Ma Proj.) 2.13% 9/1/2035, LOC TD Bank NA VRDN (e)	25,890,000	25,890,000
Massachusetts St Hlth & Ed Fac (Baystate Health System Inc Proj.) 1.75% 7/1/2044, LOC TD Bank NA VRDN (e)	4,640,000	4,640,000
Massachusetts St Hlth & Ed Fac (Baystate Health System Inc Proj.) 2.14% 7/1/2039, LOC Bank of America NA VRDN (e)	26,265,000	26,265,000
Massachusetts St Hlth & Ed Fac (Baystate Health System Inc Proj.) 2.25% 7/1/2044, LOC TD Bank NA VRDN (e)	33,000,000	33,000,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.2% 7/1/2040, LOC TD Bank NA VRDN (e)	17,185,000	17,185,000
Massachusetts St Hlth & Ed Fac (Massachusetts Inst Tech, Ma Proj.) 2% 7/1/2031 VRDN (e)	94,370,000	94,370,000
Massachusetts St Hlth & Ed Fac (Massachusetts Inst Tech, Ma Proj.) Series 2001J 2, 1.2% 7/1/2031 VRDN (e)	53,695,000	53,695,000
Massachusetts St Hlth & Ed Fac (President And Fellows Of Harvard College Proj.) 1% 11/1/2049 VRDN (e)	16,905,000	16,905,000
Massachusetts St Hlth & Ed Fac (President And Fellows Of Harvard College Proj.) 1% 7/1/2035 VRDN (e)	72,715,000	72,715,000
Massachusetts St Hlth & Ed Fac 2.31% 7/1/2031, LOC Federal Home Ln Bank of Boston VRDN (e)	5,755,000	5,755,000
Massachusetts St Hsg Fin Agy (Princeton Property Management Proj.) Series 2015 A, 2.25% 1/1/2034, LOC Bank of America NA VRDN (e)	28,600,000	28,600,000
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Adopted September 12, 1985 Sf Wl Open Proj.) Series 208, 2.22% 6/1/2049 (Liquidity Facility TD Bank NA) VRDN (e)	15,000,000	15,000,000
Massachusetts St Hsg Fin Agy 2.35% 12/1/2038, LOC TD Bank NA VRDN (b)(e)	20,170,000	20,170,000
Massachusetts St Wtr Res Auth 1.71% 8/1/2028, LOC TD Bank NA VRDN (e)	13,600,000	13,600,000
Massachusetts St Wtr Res Auth 2.05% 11/1/2026 (Liquidity Facility Barclays Bank PLC) VRDN (e)	14,620,000	14,620,000
TOTAL MASSACHUSETTS		1,088,050,000
Nebraska - 0.1%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.5% 11/1/2026 VRDN (b)(e)	3,700,000	3,700,000
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.5% 6/1/2028 VRDN (b)(e)	300,000	300,000
TOTAL NEBRASKA		4,000,000
South Carolina - 0.1%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.5% 4/1/2030 VRDN (b)(e)	1,500,000	1,500,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.6% 4/1/2031 VRDN (b)(e)	1,000,000	1,000,000
Darlington Cnty SC Indl Dev Re (Nucor Corp Proj.) 2.6% 8/1/2029 VRDN (b)(e)	400,000	400,000
TOTAL SOUTH CAROLINA		2,900,000
Tennessee - 0.1%
Memphis Shelby Cnty TN Indl Dev Brd Exempt Facs Rev (Nucor Corp Proj.) 2.5% 9/1/2037 VRDN (b)(e)	2,330,000	2,330,000
Wyoming - 0.2%
Sweetwater Cnty WY Env Imp Rev (Pacificorp Proj.) 2.15% 11/1/2025 VRDN (b)(e)	6,800,000	6,800,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,189,628,000)		1,189,628,000

Commercial Paper - 2.2%
	Yield (%) (j)	Principal Amount (a)	Value ($)
Boston MA Wtr & Swr Commn 3.1% 2/6/2025, LOC TD Bank NA CP	3.10	25,000,000	25,000,000
Massachusetts Hlth & Edl Facs Auth Rev 2.65% 5/8/2025 CP	2.65	45,000,000	45,000,000
TOTAL COMMERCIAL PAPER (Cost $70,000,000)			70,000,000

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $3,151,121,059)	3,151,121,059
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(28,613,698)
NET ASSETS - 100.0%	3,122,507,361

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,465,000 or 0.4% of net assets.

(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Arizona Ind Dev Auth Participating VRDN 2.57% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/24	1,710,000

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.57% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/24	1,500,000

Collin County Hsg Fin Corp Multi-family Participating VRDN 2.57% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/24	1,500,000

Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.57% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/23/25	800,000

Massachusetts Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9179, 2.57% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC)	7/11/24	3,895,000

Metropolitan Govt Nashville & Davidson County Hlth & Edl Fac Participating VRDN Series 2024 MIZ9181, 2.57% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC)	7/11/24	1,060,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.57% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/02/25	400,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.57% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/24	1,600,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	429,693,965	1,489,643,932	1,543,990,687	13,251,661	(14,794)	-	375,332,416	375,264,091	10.2%
Total	429,693,965	1,489,643,932	1,543,990,687	13,251,661	(14,794)	-	375,332,416	375,264,091

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,775,788,643)	$2,775,788,643
Fidelity Central Funds (cost $375,332,416)	375,332,416

Total Investment in Securities (cost $3,151,121,059)		$3,151,121,059
Cash		118,417
Receivable for fund shares sold		2,738,142
Interest receivable		20,349,079
Distributions receivable from Fidelity Central Funds		522,562
Receivable from investment adviser for expense reductions		74,791
Other receivables		10,155
Total assets		3,174,934,205
Liabilities
Payable for investments purchased	$152,050
Payable for fund shares redeemed	50,590,012
Distributions payable	936,684
Accrued management fee	526,952
Other affiliated payables	186,160
Other payables and accrued expenses	34,986
Total liabilities		52,426,844
Net Assets		$3,122,507,361
Net Assets consist of:
Paid in capital		$3,122,469,646
Total accumulated earnings (loss)		37,715
Net Assets		$3,122,507,361

Net Asset Value and Maximum Offering Price
Fidelity Massachusetts Municipal Money Market Fund :
Net Asset Value, offering price and redemption price per share ($30,372,338 ÷ 30,382,314 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($1,934,384,347 ÷ 1,932,600,067 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($1,157,750,676 ÷ 1,156,255,198 shares)		$1.00
Statement of Operations
Year ended January 31, 2025
Investment Income
Interest		$82,933,342
Income from Fidelity Central Funds		13,251,661
Total income		96,185,003
Expenses
Management fee	$6,008,130
Transfer agent fees	2,134,703
Independent trustees' fees and expenses	7,784
Total expenses before reductions	8,150,617
Expense reductions	(917,185)
Total expenses after reductions		7,233,432
Net Investment income (loss)		88,951,571
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	448
Fidelity Central Funds	(14,794)
Total net realized gain (loss)		(14,346)
Net increase in net assets resulting from operations		$88,937,225
Statement of Changes in Net Assets

	Year ended January 31, 2025	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$88,951,571	$73,939,704
Net realized gain (loss)	(14,346)	(17,321)
Net increase in net assets resulting from operations	88,937,225	73,922,383
Distributions to shareholders	(88,942,613)	(73,935,553)

Share transactions - net increase (decrease)	376,161,125	378,417,694
Total increase (decrease) in net assets	376,155,737	378,404,524

Net Assets
Beginning of period	2,746,351,624	2,367,947,100
End of period	$3,122,507,361	$2,746,351,624

Financial Highlights
Fidelity® Massachusetts Municipal Money Market Fund

Years ended January 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.028	.028	.007
Net realized and unrealized gain (loss) C	-	-	-
Total from investment operations	.028	.028	.007
Distributions from net investment income	(.028)	(.028)	(.007)
Total distributions	(.028)	(.028)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00
Total Return D,E	2.82%	2.79%	.69%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42%	.42%	.42% H
Expenses net of fee waivers, if any	.42%	.42%	.42% H
Expenses net of all reductions	.42%	.42%	.41% H
Net investment income (loss)	2.78%	2.76%	1.71% H
Supplemental Data
Net assets, end of period (000 omitted)	$30,372	$16,587	$3,949

AFor the period September 22, 2022 (commencement of sale of shares) through January 31, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Fidelity® Massachusetts Municipal Money Market Fund Institutional Class

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.030	.030	.011	- B	.004
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.030	.030	.011	- B	.004
Distributions from net investment income	(.030)	(.030)	(.011)	- B	(.004)
Distributions from net realized gain	-	-	-	- B	- B
Total distributions	(.030)	(.030)	(.011)	- B	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.05%	3.02%	1.14%	.02%	.36%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.07%	.19%
Expenses net of all reductions	.20%	.20%	.20%	.07%	.18%
Net investment income (loss)	3.00%	2.98%	1.39%	.01%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,934,384	$1,611,323	$1,201,472	$907,646	$1,073,961

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Massachusetts Municipal Money Market Fund Premium Class

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.029	.029	.010	- B	.003
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.029	.029	.010	- B	.003
Distributions from net investment income	(.029)	(.029)	(.010)	- B	(.003)
Distributions from net realized gain	-	-	-	- B	- B
Total distributions	(.029)	(.029)	(.010)	- B	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.95%	2.92%	1.05%	.02%	.31%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%	.30%	.29%	.07%	.23%
Expenses net of all reductions	.30%	.30%	.29%	.07%	.23%
Net investment income (loss)	2.90%	2.88%	1.30%	.01%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,157,751	$1,118,442	$1,162,526	$202,508	$232,777

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity Massachusetts Municipal Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Massachusetts Municipal Money Market Fund, Institutional Class and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of Massachusetts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$3,151,121,059

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$129,580
Capital loss carryforward	$(92,870)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(92,870)
Long-term	-
Total capital loss carryforward	$(92,870)

The tax character of distributions paid was as follows:

	January 31, 2025	January 31, 2024
Tax-exempt Income	88,942,613	73,935,553

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Fidelity Massachusetts Municipal Money Market Fund	57,213.22
Institutional Class	904,461.05
Premium Class	1,173,029.10
	2,134,703

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Massachusetts Municipal Money Market Fund	22,465,000	4,385,000	-

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses, expressed as a percentage of average net assets, exceed .20%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class expenses by $902,169.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $15,016.

6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2025	Year ended January 31, 2024
Fidelity Massachusetts Municipal Money Market Fund
Distributions to shareholders
Fidelity Massachusetts Municipal Money Market Fund	$711,863	$329,452
Institutional Class	54,169,328	41,189,225
Premium Class	34,061,422	32,416,876
Total	$88,942,613	$73,935,553

7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2025	Year ended January 31, 2024	Year ended January 31, 2025	Year ended January 31, 2024
Fidelity Massachusetts Municipal Money Market Fund
Fidelity Massachusetts Municipal Money Market Fund
Shares sold	76,818,493	23,600,014	$76,818,493	$23,600,014
Reinvestment of distributions	606,839	307,625	606,839	307,625
Shares redeemed	(63,633,002)	(11,267,335)	(63,633,002)	(11,267,335)
Net increase (decrease)	13,792,330	12,640,304	$13,792,330	$12,640,304
Institutional Class
Shares sold	2,495,741,596	2,835,905,970	$2,495,741,596	$2,835,905,970
Reinvestment of distributions	44,181,698	32,229,771	44,181,698	32,229,771
Shares redeemed	(2,216,969,061)	(2,458,512,245)	(2,216,969,061)	(2,458,512,245)
Net increase (decrease)	322,954,233	409,623,496	$322,954,233	$409,623,496
Premium Class
Shares sold	565,473,734	456,010,871	$565,473,734	$456,010,870
Reinvestment of distributions	31,094,822	30,235,327	31,094,822	30,235,327
Shares redeemed	(557,153,994)	(530,092,304)	(557,153,994)	(530,092,303)
Net increase (decrease)	39,414,562	(43,846,106)	$39,414,562	$(43,846,106)
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Massachusetts Municipal Trust and the Shareholders of Fidelity Massachusetts Municipal Money Market Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Massachusetts Municipal Money Market Fund (the "Fund"), a fund of Fidelity Massachusetts Municipal Trust, including the schedule of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends were free from federal income tax, and 13.14% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Massachusetts Municipal Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Institutional Class, which was selected because it was the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of Institutional Class, the Board considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Institutional Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Institutional Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Institutional Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked equal to the competitive median of the mapped group for 2023 and equal to the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of Institutional Class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the Premium Class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.20% through at least April 1, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.854000.117
SMA-ANN-0425
Fidelity® Massachusetts Municipal Income Fund

Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Massachusetts Municipal Income Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 94.5%
	Principal Amount (a)	Value ($)
Massachusetts - 93.1%
Education - 18.1%
Massachusetts Development Finance Agency (Babson College, MA Proj.) Series 2017, 5% 10/1/2028	465,000	489,730
Massachusetts Development Finance Agency (Babson College, MA Proj.) Series 2017, 5% 10/1/2029	735,000	772,041
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2034	1,000,000	1,027,670
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2035	1,000,000	1,022,827
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2036	825,000	839,584
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2037	1,000,000	1,012,131
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2038	700,000	704,208
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2039	1,400,000	1,401,228
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 5% 7/1/2032	1,000,000	1,110,603
Massachusetts Development Finance Agency (Boston University Mass Proj.) Series 2023 FF, 5% 10/1/2048	7,030,000	7,530,962
Massachusetts Development Finance Agency (Brandeis Univ, MA Proj.) Series 2019 S 1, 5% 10/1/2025	1,965,000	1,994,495
Massachusetts Development Finance Agency (Brandeis Univ, MA Proj.) Series 2019 S 2, 5% 10/1/2032	1,410,000	1,518,886
Massachusetts Development Finance Agency (Brandeis Univ, MA Proj.) Series 2019 S 2, 5% 10/1/2033	1,935,000	2,078,576
Massachusetts Development Finance Agency (Emerson College, MA Proj.) Series 2018, 5% 1/1/2030	10,000	10,304
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2034	700,000	791,978
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2035	650,000	734,455
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2036	675,000	757,556
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2037	725,000	808,527
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2038	760,000	839,796
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2039	1,100,000	1,206,623
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2040	850,000	926,549
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2042	950,000	1,025,108
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2040	4,160,000	3,457,099
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2045	1,200,000	949,118
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2050	1,750,000	1,335,075
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2034	1,015,000	1,048,595
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2036	1,120,000	1,148,924
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2038	735,000	748,790
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2044	2,250,000	2,254,664
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2049	7,250,000	7,122,409
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 4% 7/1/2042	475,000	430,227
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 4% 7/1/2050	2,135,000	1,822,420
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2037	800,000	834,324
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2042	740,000	753,502
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2052	2,300,000	2,278,549
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5% 10/1/2043	1,750,000	1,667,033
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2036	500,000	510,335
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2037	545,000	554,119
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2038	550,000	556,005
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2039	580,000	583,028
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2039	2,455,000	2,157,656
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2040	7,920,000	6,861,264
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	5,000,000	4,099,897
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2021, 4% 7/1/2046	2,150,000	1,745,293
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2021, 4% 7/1/2051	2,160,000	1,697,180
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2027	1,010,000	1,036,636
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2029	1,390,000	1,427,239
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2031	1,530,000	1,564,617
Massachusetts Development Finance Agency (Western New England College Proj.) 5% 9/1/2033	1,185,000	1,205,196
Massachusetts Development Finance Agency (Western New England College Proj.) 5% 9/1/2038	4,805,000	4,838,259
Massachusetts Development Finance Agency (Western New England College Proj.) 5% 9/1/2043	4,445,000	4,409,815
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2026 (b)	8,350,000	8,353,420
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2027 (b)	1,000,000	1,000,407
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (b)	4,500,000	4,535,919
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2026 (b)	3,935,000	4,021,345
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2027 (b)	10,240,000	10,553,042
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2028 (b)	2,325,000	2,418,425
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2025 (b)	1,365,000	1,375,896
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2026 (b)	2,430,000	2,483,321
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2028 (b)	1,000,000	1,040,183
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2029 (b)	4,035,000	4,210,607
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2028 (b)	2,000,000	2,080,365
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2029 (b)	1,950,000	2,034,866
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2030 (b)	1,950,000	2,043,442
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2030 (b)	10,000,000	10,499,040
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2031 (b)	6,515,000	6,920,532
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2032 (b)	5,000,000	5,288,146
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2033 (b)	6,500,000	6,915,934
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2027 (b)	1,950,000	2,009,612
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2028 (b)	1,850,000	1,924,338
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2029 (b)	1,825,000	1,904,426
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2030 (b)	1,125,000	1,178,909
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2031 (b)	1,500,000	1,593,369
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2031 (b)	1,000,000	1,062,246
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) 5% 7/1/2032 (b)	2,500,000	2,658,184
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2028 (b)	2,280,000	2,371,616
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2029 (b)	2,250,000	2,347,922
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2030 (b)	2,230,000	2,365,810
Massachusetts St College Bldg 0% 5/1/2028 (Assured Guaranty Inc Insured) (c)	6,080,000	5,492,833
Massachusetts St College Bldg 2% 5/1/2037	1,060,000	825,000
Massachusetts St College Bldg 4% 5/1/2036	600,000	626,394
Massachusetts St College Bldg 4% 5/1/2038	750,000	771,499
Massachusetts St College Bldg 4% 5/1/2040	1,000,000	1,012,607
Massachusetts St College Bldg 4% 5/1/2041	625,000	628,780
Massachusetts St College Bldg 4% 5/1/2042	550,000	549,519
Massachusetts St College Bldg 5% 5/1/2032	600,000	683,407
Massachusetts St College Bldg Series 2021 A, 2.125% 5/1/2051	2,000,000	1,216,029
Massachusetts St Dev Fin Agy Rev (Bentley University Proj.) Series 2016, 5% 7/1/2040	5,325,000	5,409,583
Massachusetts St Dev Fin Agy Rev (Bentley University Proj.) Series 2017, 5% 7/1/2025	1,105,000	1,114,467
Massachusetts St Dev Fin Agy Rev (Bentley University Proj.) Series 2017, 5% 7/1/2027	1,000,000	1,047,475
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 4% 10/1/2036	1,250,000	1,251,310
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2032	1,760,000	1,810,223
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2035	1,500,000	1,538,696
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2037	2,000,000	2,045,076
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2039	5,000,000	5,093,695
Massachusetts St Dev Fin Agy Rev (Boston College,Ma Proj.) Series 2017T, 5% 7/1/2037	1,415,000	1,465,198
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2015, 5% 1/1/2027	2,695,000	2,697,991
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2015, 5% 1/1/2028	1,850,000	1,852,053
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2015, 5% 1/1/2029	2,945,000	2,948,269
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2016A, 5% 1/1/2031	5,000	5,104
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2035	2,000,000	2,044,673
Massachusetts St Dev Fin Agy Rev (Emmanuel College Proj.) Series 2016A, 5% 10/1/2043	3,500,000	3,467,957
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2033	475,000	487,760
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2035	375,000	383,678
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2036	315,000	322,046
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2029	1,640,000	1,670,544
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2032	1,905,000	1,933,246
Massachusetts St Dev Fin Agy Rev (Merrimack College, MA Proj.) 5% 7/1/2026	160,000	162,800
Massachusetts St Dev Fin Agy Rev (Merrimack College, MA Proj.) 5% 7/1/2037	600,000	604,713
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2029	3,120,000	3,162,368
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2030	1,100,000	1,114,423
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2031	1,200,000	1,215,230
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2032	1,240,000	1,254,744
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2033	1,235,000	1,248,301
Massachusetts St Dev Fin Agy Rev (Simmons College, MA Proj.) Series K 1, 4% 10/1/2030	500,000	480,887
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2025	1,500,000	1,505,819
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2026	1,935,000	1,960,609
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2027	2,085,000	2,122,831
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2028	4,300,000	4,372,957
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2032	1,000,000	1,010,873
Massachusetts St Dev Fin Agy Rev (Tufts Univ, MA Proj.) Series 2015Q, 5% 8/15/2033	1,550,000	1,566,824
Massachusetts St Dev Fin Agy Rev (Tufts Univ, MA Proj.) Series 2015Q, 5% 8/15/2034	1,790,000	1,809,239
Massachusetts St Dev Fin Agy Rev (Tufts Univ, MA Proj.) Series 2015Q, 5% 8/15/2038	1,690,000	1,705,475
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2034	1,425,000	1,438,859
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2035	1,495,000	1,508,459
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2029	1,435,000	1,484,775
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2031	1,580,000	1,629,396
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2032	1,665,000	1,713,517
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2033	1,745,000	1,791,749
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2034	1,835,000	1,881,134
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2035	1,000,000	1,023,714
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2036	1,000,000	1,022,156
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2042	5,775,000	5,842,546
Massachusetts St Dev Fin Agy Rev (Worcester Polytech Inst, MA Proj.) Series 2016, 5% 9/1/2037	840,000	858,657
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2039	1,540,000	1,684,568
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2043	1,480,000	1,585,531
Massachusetts St Dev Fin Agy Rv (Middlesex School Proj.) Series 2024, 5% 7/1/2034	1,250,000	1,431,205
Massachusetts St Dev Fin Agy Rv (President and Fellows of Harvard College Proj.) Series 2024 B, 5% 2/15/2034	4,450,000	5,205,680
Massachusetts St Dev Fin Agy Rv (Williams College, MA Proj.) Series 2024 V, 5% 7/1/2035	7,000,000	8,173,339
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2035	2,000,000	2,139,649
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2036	3,400,000	3,625,776
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2037	3,200,000	3,402,820
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2038	3,000,000	3,175,345
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2039	815,000	858,831
University Mass Bldg Auth Proj (Univ of Massachusetts Proj.) 5% 11/1/2050	4,015,000	4,168,043
		314,231,381
Electric Utilities - 0.1%
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2025	505,000	509,331
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2026	925,000	951,948
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2027	700,000	732,636
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2030	480,000	501,766
		2,695,681
Escrowed/Pre-Refunded - 0.6%
Massachusetts St College Bldg Series 1999 A, 0% 5/1/2028 (c)	1,700,000	1,532,395
Massachusetts St Port Auth Rev Series B, 5% 7/1/2028 (Pre-refunded to 7/1/2025 at 100) (b)	500,000	503,662
Massachusetts St Port Auth Rev Series B, 5% 7/1/2029 (Pre-refunded to 3/22/2025 at 100) (b)	1,270,000	1,273,120
Massachusetts St Port Auth Rev Series B, 5% 7/1/2029 (Pre-refunded to 7/1/2025 at 100) (b)	1,245,000	1,254,120
Massachusetts St Port Auth Rev Series B, 5% 7/1/2030 (Pre-refunded to 7/1/2025 at 100) (b)	1,450,000	1,460,621
Massachusetts St Port Auth Rev Series B, 5% 7/1/2033 (Pre-refunded to 7/1/2025 at 100) (b)	1,015,000	1,022,435
Massachusetts St Port Auth Rev Series B, 5% 7/1/2040 (Pre-refunded to 7/1/2025 at 100) (b)	2,000,000	2,014,650
Massachusetts St Port Auth Rev Series B, 5% 7/1/2045 (Pre-refunded to 7/1/2025 at 100) (b)	3,500,000	3,525,638
		12,586,641
General Obligations - 26.8%
Acton & Boxborough MA Rgl Sch Dst 3% 3/1/2034	1,485,000	1,420,885
Acton & Boxborough MA Rgl Sch Dst 3% 3/1/2035	2,130,000	2,018,559
Attleboro Mass 2.625% 10/15/2050	6,880,000	4,769,806
Attleboro Mass 3% 10/15/2036	2,630,000	2,424,421
Boston Mass Gen. Oblig. 2% 11/1/2039	2,495,000	1,887,540
Braintree MA Gen. Oblig. Series 2019, 3% 6/1/2035	1,765,000	1,652,849
Braintree MA Gen. Oblig. Series 2020, 3% 6/1/2035	345,000	323,078
Brookline MA Series 2021, 1.625% 2/15/2033	2,250,000	1,870,493
Brookline MA Series 2021, 1.625% 2/15/2034	5,000,000	4,065,418
City of Quincy MA Gen. Oblig. Series 2021, 2% 1/15/2046	1,755,000	1,116,340
City of Quincy MA Gen. Oblig. Series 2022 B, 5% 7/1/2047	4,995,000	5,339,181
Dennis & Yarmouth MA Regl Sch Dist 2.375% 10/1/2051	7,345,000	4,807,550
Everett MA Gen. Oblig. 2% 8/1/2036	1,080,000	874,776
Fall River MA Series 2020, 2% 12/1/2032	500,000	434,307
Hingham MA Gen. Oblig. Series 2020, 3% 2/15/2038	1,615,000	1,472,312
Lowell MA Gen. Oblig. Series 2021, 2% 9/1/2038	1,340,000	1,030,187
Ludlow Mass Series 2019, 3% 2/1/2049	1,885,000	1,443,859
Massachusetts St Gen. Oblig. 5% 1/1/2037	10,000,000	10,637,253
Massachusetts St Gen. Oblig. 5% 1/1/2049	10,000,000	10,302,740
Massachusetts St Gen. Oblig. 5% 11/1/2047	1,740,000	1,844,099
Massachusetts St Gen. Oblig. 5% 11/1/2052	42,445,000	44,557,203
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	6,800,000	7,402,583
Massachusetts St Gen. Oblig. 5.25% 10/1/2052	1,690,000	1,817,902
Massachusetts St Gen. Oblig. 5.5% 8/1/2030	2,000,000	2,240,041
Massachusetts St Gen. Oblig. Series 2018 B, 5% 1/1/2032	5,000,000	5,290,347
Massachusetts St Gen. Oblig. Series 2019 A, 5.25% 1/1/2033	21,110,000	22,858,774
Massachusetts St Gen. Oblig. Series 2019 D, 3% 5/1/2036	5,000,000	4,621,679
Massachusetts St Gen. Oblig. Series 2020 D, 3% 11/1/2042	3,500,000	2,938,255
Massachusetts St Gen. Oblig. Series 2020 D, 3% 7/1/2035	3,000,000	2,800,017
Massachusetts St Gen. Oblig. Series 2020 D, 3% 7/1/2039	3,460,000	3,047,728
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2036	1,500,000	1,533,009
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2041	4,000,000	3,974,878
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	18,695,000	19,450,319
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2050	23,480,000	24,426,047
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2047	5,810,000	4,563,663
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2048	5,000,000	3,900,559
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2049	5,000,000	3,876,938
Massachusetts St Gen. Oblig. Series 2021 A, 2% 3/1/2038	2,500,000	1,959,346
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2048	21,500,000	16,764,567
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2049	13,500,000	10,463,056
Massachusetts St Gen. Oblig. Series 2021 C, 2% 9/1/2039	500,000	379,987
Massachusetts St Gen. Oblig. Series 2021 C, 3% 9/1/2034	2,300,000	2,166,333
Massachusetts St Gen. Oblig. Series 2021 C, 3% 9/1/2036	5,000,000	4,603,896
Massachusetts St Gen. Oblig. Series 2021 D, 5% 9/1/2048	6,880,000	7,210,283
Massachusetts St Gen. Oblig. Series 2021 D, 5% 9/1/2049	50,000,000	52,357,440
Massachusetts St Gen. Oblig. Series 2021 D, 5% 9/1/2050	1,785,000	1,866,069
Massachusetts St Gen. Oblig. Series 2022B, 3% 2/1/2048	38,250,000	29,853,509
Massachusetts St Gen. Oblig. Series 2023 C, 5% 8/1/2039	4,325,000	4,816,344
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2048	7,055,000	7,480,908
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	19,000,000	22,008,718
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2037	34,000,000	39,037,875
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2038	8,000,000	9,113,427
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2038	3,465,000	3,924,383
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2043	7,940,000	8,695,136
Maynard Mass Gen. Oblig. Series 2012, 2.75% 2/15/2032	385,000	355,519
Newton MA Gen. Oblig. Series 2016, 3% 4/1/2033	545,000	525,624
Norwood MA Gen. Oblig. 2.125% 7/15/2030	1,020,000	942,651
Revere Mass Gen. Oblig. 3% 3/1/2031	430,000	420,130
Sharon MA Gen. Oblig. 2% 2/15/2036	635,000	508,325
Sharon MA Gen. Oblig. 3% 2/15/2037	150,000	137,711
Swampscott MA Series 2022, 3% 3/1/2036	1,000,000	937,526
Tisbury MA Series 2022, 4% 8/15/2036	1,780,000	1,840,725
Tisbury MA Series 2022, 4% 8/15/2040	1,995,000	2,020,495
Tisbury MA Series 2022, 4% 8/15/2041	2,085,000	2,084,810
Weymouth Mass 2% 9/15/2045	3,000,000	1,950,008
Worcester MA Gen. Oblig. 5% 2/15/2034	3,720,000	4,215,173
Worcester MA Gen. Oblig. 5% 2/15/2036	4,435,000	4,989,651
Worcester MA Gen. Oblig. 5% 2/15/2037	3,045,000	3,414,538
		466,079,758
Health Care - 12.8%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2048	2,365,000	2,389,141
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2053	4,500,000	4,523,204
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2025	1,250,000	1,259,938
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	1,250,000	1,283,753
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2033	2,000,000	2,148,996
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2035	2,135,000	2,278,247
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2033	1,250,000	1,426,065
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2034	2,000,000	2,292,877
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2035	1,000,000	1,140,254
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2036	1,000,000	1,135,648
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2037	1,150,000	1,298,635
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2038	1,000,000	1,122,827
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2025 (d)	120,000	121,153
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2026 (d)	160,000	164,894
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2027 (d)	340,000	357,246
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2028 (d)	350,000	374,284
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2029 (d)	1,565,000	1,700,998
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2030 (d)	670,000	739,587
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2031 (d)	1,025,000	1,131,458
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2032 (d)	820,000	905,167
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2033 (d)	320,000	353,236
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2034 (d)	570,000	629,201
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2035 (d)	270,000	298,043
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2036 (d)	235,000	259,407
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2037 (d)	250,000	275,965
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2046 (d)	9,540,000	10,530,841
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2028	350,000	368,224
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2030	225,000	242,279
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2033	550,000	594,720
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2034	1,300,000	1,401,778
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2036	475,000	509,114
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2037	1,275,000	1,361,513
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2050	6,700,000	6,903,849
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	2,795,000	2,541,368
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2030	1,350,000	1,384,980
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2031	1,350,000	1,383,135
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2032	2,000,000	2,044,946
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2033	2,300,000	2,347,334
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 3% 10/1/2045 (Assured Guaranty Municipal Corp Insured)	3,355,000	2,648,343
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	7,000,000	6,410,901
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2026	3,585,000	3,611,437
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2029	3,750,000	3,775,665
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2030	1,800,000	1,812,064
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2031	1,190,000	1,197,714
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2032	1,000,000	1,006,142
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2033	1,000,000	1,005,862
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2037	1,470,000	1,493,174
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2038	1,000,000	1,014,608
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2016 E, 5% 7/1/2036	1,000,000	1,011,753
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2016E, 5% 7/1/2031	1,000,000	1,017,527
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2016E, 5% 7/1/2032	2,200,000	2,235,909
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2016E, 5% 7/1/2034	1,500,000	1,521,114
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2016E, 5% 7/1/2035	1,500,000	1,519,385
Massachusetts St Dev Fin Agy Rev (Dana Farber Cancer Inst, MA Proj.) Series 2016N, 5% 12/1/2034	1,000,000	1,025,684
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2025	1,000,000	1,009,020
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2031	10,645,000	11,218,808
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	985,000	1,036,085
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	750,000	786,492
Massachusetts St Dev Fin Agy Rev (Milford Regl Medical Center Proj.) Series 2014F, 5% 7/15/2025	550,000	550,096
Massachusetts St Dev Fin Agy Rev (Milford Regl Medical Center Proj.) Series 2014F, 5% 7/15/2026	500,000	500,087
Massachusetts St Dev Fin Agy Rev (Milford Regl Medical Center Proj.) Series 2014F, 5% 7/15/2027	200,000	200,035
Massachusetts St Dev Fin Agy Rev (Milford Regl Medical Center Proj.) Series 2014F, 5% 7/15/2028	320,000	320,056
Massachusetts St Dev Fin Agy Rev (Milford Regl Medical Center Proj.) Series 2014F, 5.625% 7/15/2036	800,000	800,181
Massachusetts St Dev Fin Agy Rev (Milford Regl Medical Center Proj.) Series 2014F, 5.75% 7/15/2043	4,700,000	4,701,112
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2025 (d)	500,000	499,480
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2026 (d)	500,000	498,363
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2027 (d)	350,000	348,131
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2032 (d)	1,250,000	1,220,167
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4.125% 10/1/2042 (d)	6,000,000	5,510,271
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2025	510,000	513,731
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2029	1,680,000	1,702,698
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2030	2,400,000	2,431,754
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2031	2,500,000	2,531,783
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2032	1,960,000	1,983,378
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 4% 7/1/2036	9,705,000	9,209,502
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 5% 7/1/2027	1,100,000	1,118,089
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 4% 7/1/2032	2,050,000	2,028,350
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 4% 7/1/2043	21,685,000	20,224,988
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 5% 7/1/2027	1,300,000	1,301,224
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 5% 7/1/2037	3,925,000	3,927,831
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2026	1,710,000	1,757,504
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2027	1,150,000	1,174,315
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2028	1,260,000	1,295,296
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2029	1,320,000	1,355,941
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2029	2,000,000	2,040,532
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2030	1,390,000	1,427,318
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2030	2,000,000	2,039,967
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	1,700,000	1,733,554
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2036	3,000,000	3,048,027
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2038	10,850,000	11,056,011
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2041	5,145,000	5,202,081
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) Series 2017K, 5% 7/1/2027	1,150,000	1,182,673
Massachusetts St Dev Fin Agy Rv (Childrens Hospital, MA Proj.) Series 2024 T, 5% 3/1/2034	14,630,000	16,959,586
Massachusetts St Dev Fin Agy Rv (Childrens Hospital, MA Proj.) Series 2024 T, 5.25% 3/1/2054	2,090,000	2,251,696
		222,227,800
Housing - 2.9%
Massachusetts Housing Finance Agency (Housing Bond Resolution 12/10/02 Proj.) Series 2021 B 1, 2.875% 12/1/2051	4,000,000	2,873,665
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 3% 12/1/2050	2,540,000	2,491,781
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2025	150,000	152,589
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2026	125,000	129,701
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2027	185,000	194,741
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2028	230,000	244,969
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2025	425,000	427,905
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2026	100,000	102,750
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2027	100,000	104,394
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2028	75,000	79,326
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2029	100,000	106,872
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) Series 221, 3% 12/1/2050	2,965,000	2,905,006
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) Series 222, 3% 6/1/2051	3,245,000	3,160,207
Massachusetts Housing Finance Agency Series 224, 5% 6/1/2050	1,535,000	1,588,063
Massachusetts Hsg Fin Agy Series 2023 C2, 4% 12/1/2027	9,000,000	9,041,193
Massachusetts Hsg Fin Agy Series 2023 C2, 4.05% 12/1/2028	16,000,000	16,257,568
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) 2.55% 12/1/2040	1,000,000	776,912
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) Series 2018A, 3.7% 12/1/2038	500,000	484,058
Massachusetts St Hsg Fin Agy (Single Family Housing Rev Proj.) 3% 12/1/2050	1,290,000	1,266,512
Massachusetts St Hsg Fin Agy (Single Family Housing Rev Proj.) Series 211, 3.5% 12/1/2049	2,220,000	2,206,818
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Adopted September 12, 1985 Sf Wl Open Proj.) 3.75% 12/1/2049	3,080,000	3,075,784
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Adopted September 12, 1985 Sf Wl Open Proj.) Series 183, 3.5% 12/1/2046	370,000	369,386
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Adopted September 12, 1985 Sf Wl Open Proj.) Series 188, 4% 6/1/2043 (b)	485,000	484,770
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Adopted September 12, 1985 Sf Wl Open Proj.) Series 207, 4% 6/1/2049	1,150,000	1,154,306
		49,679,276
Other - 2.0%
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution MA Proj.) Series 2018, 5% 6/1/2043	4,740,000	4,874,658
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2033	10,145,000	10,595,383
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2034	2,500,000	2,603,189
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2037	1,500,000	1,549,172
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2037 (Assured Guaranty Inc Insured) (c)	1,745,000	1,091,433
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2039 (Assured Guaranty Inc Insured) (c)	3,200,000	1,784,911
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2040 (Assured Guaranty Inc Insured) (c)	5,000,000	2,627,842
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2041 (Assured Guaranty Inc Insured) (c)	5,000,000	2,474,431
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2042 (Assured Guaranty Inc Insured) (c)	5,000,000	2,333,027
Massachusetts St Hlth & Ed Fac (Museum Of Fine Arts Boston Proj.) 1.86% 12/1/2037 (Liquidity Facility Bank of America NA) VRDN (e)	5,040,000	5,040,000
		34,974,046
Special Tax - 13.6%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032 (c)	8,620,000	6,540,815
Mass Bay Tran Auth Sls Tax Series 2024 A, 5.25% 7/1/2052	10,550,000	11,473,844
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 3% 8/15/2050	5,030,000	3,865,943
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2032	1,500,000	1,656,998
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2033	1,675,000	1,845,639
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2034	3,000,000	3,294,288
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2035	2,000,000	2,190,366
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2037	1,400,000	1,523,855
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	10,000,000	10,548,130
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2050	16,615,000	17,389,243
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016B, 5% 11/15/2039	1,975,000	2,022,389
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2019A, 5% 2/15/2044	11,510,000	11,995,673
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2030 (National Public Finance Guarantee Corporation Insured)	17,000,000	18,883,014
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2034 (National Public Finance Guarantee Corporation Insured)	14,770,000	16,609,475
Massachusetts St Transn Fd Rev 5.25% 6/1/2043	14,575,000	15,303,555
Massachusetts St Transn Fd Rev Series 2019A, 5% 6/1/2049	14,600,000	15,143,825
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2041	8,140,000	8,745,885
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2042	5,750,000	6,158,374
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2043	3,000,000	3,198,942
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2041	6,000,000	6,247,502
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2042	15,370,000	16,305,494
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2046	7,615,000	7,979,617
Massachusetts St Transn Fd Rev Series 2021A, 5% 6/1/2051	5,435,000	5,666,410
Massachusetts St Transn Fd Rev Series 2022 A, 5% 6/1/2050	3,500,000	3,667,617
Massachusetts St Transn Fd Rev Series 2023B, 5% 6/1/2047	8,000,000	8,573,678
Massachusetts St Transn Fd Rev Series 2023B, 5% 6/1/2048	7,350,000	7,856,742
Massachusetts St Transn Fd Rev Series 2023B, 5% 6/1/2049	5,000,000	5,332,095
Massachusetts St Transn Fd Rev Series 2024A, 5% 6/1/2044	15,000,000	16,402,026
		236,421,434
Synthetics - 0.7%
Massachusetts St Hsg Fin Agy Participating VRDN Series 2022 020, 1.85% 12/1/2056 (Liquidity Facility Barclays Bank PLC) (e)(f)	7,500,000	7,500,000
Massachusetts St Hsg Fin Agy Participating VRDN Series 2022 021, 1.85% 6/1/2058 (Liquidity Facility Barclays Bank PLC) (e)(f)	5,345,000	5,345,000
		12,845,000
Transportation - 10.6%
MA Dept Transn Met Hwy Sys Rev Series 2019 A, 5% 1/1/2037	2,000,000	2,131,397
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 4% 7/1/2044 (b)	5,000,000	4,726,715
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2025 (b)	1,000,000	1,005,694
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2028 (b)	1,500,000	1,573,378
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2031 (b)	1,250,000	1,318,889
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2032 (b)	500,000	525,321
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2033 (b)	1,000,000	1,046,397
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2034 (b)	1,250,000	1,305,404
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (b)	5,620,000	5,689,968
Massachusetts St Port Auth Rev 5% 7/1/2033 (b)	3,440,000	3,710,896
Massachusetts St Port Auth Rev 5% 7/1/2040 (b)	4,000,000	4,216,942
Massachusetts St Port Auth Rev 5% 7/1/2041 (b)	1,940,000	2,036,353
Massachusetts St Port Auth Rev 5% 7/1/2051 (b)	11,775,000	12,144,908
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2030 (b)	1,280,000	1,320,550
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2031 (b)	1,095,000	1,127,448
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2032 (b)	1,370,000	1,407,177
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2033 (b)	1,250,000	1,282,397
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2035 (b)	2,000,000	2,047,001
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2036 (b)	1,720,000	1,758,218
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2042 (b)	4,540,000	4,593,342
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2030 (b)	725,000	769,231
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2033 (b)	4,085,000	4,302,175
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2034 (b)	5,605,000	5,884,261
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2035 (b)	5,000,000	5,237,929
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2036 (b)	1,995,000	2,085,364
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2037 (b)	1,100,000	1,146,767
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (b)	4,450,000	4,604,338
Massachusetts St Port Auth Rev Series 2019 B, 5% 7/1/2044	5,000,000	5,224,904
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2031 (b)	3,500,000	3,707,990
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2032 (b)	2,700,000	2,853,967
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2038 (b)	11,275,000	11,718,137
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2039 (b)	5,000,000	5,182,250
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2049 (b)	2,500,000	2,536,267
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2038	2,125,000	2,333,703
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2039	1,125,000	1,226,004
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2040	1,045,000	1,131,735
Massachusetts St Port Auth Rev Series 2021 D, 5% 7/1/2046	3,180,000	3,372,508
Massachusetts St Port Auth Rev Series 2021 D, 5% 7/1/2051	5,740,000	6,024,821
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2031 (b)	2,630,000	2,862,199
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2036 (b)	2,450,000	2,642,828
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2039 (b)	1,460,000	1,553,982
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2040 (b)	2,780,000	2,951,019
Massachusetts St Port Auth Rev Series 2121 B, 5% 7/1/2039 (b)	1,325,000	1,400,181
Massachusetts St Port Auth Rev Series C, 5% 7/1/2028	3,000,000	3,003,907
Massachusetts St Port Auth Rev Series C, 5% 7/1/2029	4,205,000	4,210,363
Massachusetts St Tpk Auth Met Hwy Sys Rev (MA Dept Transn Met Hwy Sys Rev Proj.) 0% 1/1/2028 (National Public Finance Guarantee Corporation Insured) (c)	12,700,000	11,594,656
Massachusetts St Tpk Auth Met Hwy Sys Rev (MA Dept Transn Met Hwy Sys Rev Proj.) 0% 1/1/2029 (National Public Finance Guarantee Corporation Insured) (c)	33,195,000	29,293,618
		183,823,499
Water & Sewer - 4.9%
Lynn MA Wtr & Swr Commn Gen 5% 12/1/2032 (National Public Finance Guarantee Corporation Insured)	440,000	440,510
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2036 (g)	5,000,000	5,824,535
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2037 (g)	6,500,000	7,539,495
Massachusetts Clean Water Trust/The Series 22, 5% 8/1/2037	4,110,000	4,414,390
Massachusetts Clean Water Trust/The Series 23 B, 5% 2/1/2039	12,940,000	14,108,096
Massachusetts Clean Water Trust/The Series 23 B, 5% 2/1/2041	2,000,000	2,155,326
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2039	5,000,000	5,442,848
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2040	4,750,000	5,148,047
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2036 (g)	2,400,000	2,795,777
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2038 (g)	1,850,000	2,130,941
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2039 (g)	2,475,000	2,835,801
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2040 (g)	1,000,000	1,138,064
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2041 (g)	2,000,000	2,252,749
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2042 (g)	1,000,000	1,117,565
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2039 (g)	2,595,000	2,973,295
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2040 (g)	2,000,000	2,276,128
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2041 (g)	4,530,000	5,102,476
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2042 (g)	1,480,000	1,653,996
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2043 (g)	1,000,000	1,108,611
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2044 (g)	2,000,000	2,204,907
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2045 (g)	1,500,000	1,645,912
Massachusetts St Wtr Res Auth Series 2020 B, 5% 8/1/2041	3,155,000	3,375,004
Massachusetts St Wtr Res Auth Series 2020 B, 5% 8/1/2042	7,415,000	7,898,383
		85,582,856
TOTAL MASSACHUSETTS		1,621,147,372
Puerto Rico - 1.4%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (c)	5,238,348	3,648,707
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	625,000	651,529
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,925,000	2,065,634
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	4,525,000	5,013,605
		11,379,475
Housing - 0.3%
Puerto Rico Hsg Fin Auth (PR Mhsg Rev 2020 Proj.) Series 2020, 5% 12/1/2027	4,435,000	4,642,593
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (c)	5,010,000	3,957,997
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (d)	3,525,000	3,669,041
TOTAL PUERTO RICO		23,649,106
TOTAL MUNICIPAL SECURITIES (Cost $1,701,126,028)		1,644,796,478

Money Market Funds - 7.3%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $126,856,774)	2.00	126,831,408	126,856,774

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $1,827,982,802)	1,771,653,252
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(31,110,762)
NET ASSETS - 100.0%	1,740,542,490

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,586,933 or 1.7% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	99,624,325	490,019,161	462,786,350	1,336,753	9,583	(9,945)	126,856,774	126,831,408	3.5%
Total	99,624,325	490,019,161	462,786,350	1,336,753	9,583	(9,945)	126,856,774	126,831,408

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	314,231,381	-	314,231,381	-
Electric Utilities	2,695,681	-	2,695,681	-
Escrowed/Pre-Refunded	12,586,641	-	12,586,641	-
General Obligations	477,459,233	-	477,459,233	-
Health Care	222,227,800	-	222,227,800	-
Housing	54,321,869	-	54,321,869	-
Other	34,974,046	-	34,974,046	-
Special Tax	240,379,431	-	240,379,431	-
Synthetics	12,845,000	-	12,845,000	-
Transportation	183,823,499	-	183,823,499	-
Water & Sewer	89,251,897	-	89,251,897	-

Money Market Funds	126,856,774	126,856,774	-	-
Total Investments in Securities:	1,771,653,252	126,856,774	1,644,796,478	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,701,126,028)	$1,644,796,478
Fidelity Central Funds (cost $126,856,774)	126,856,774

Total Investment in Securities (cost $1,827,982,802)		$1,771,653,252
Cash		100,000
Receivable for fund shares sold		570,576
Interest receivable		13,952,791
Distributions receivable from Fidelity Central Funds		133,522
Prepaid expenses		1,242
Other receivables		120
Total assets		1,786,411,503
Liabilities
Payable for investments purchased on a delayed delivery basis	$42,234,965
Payable for fund shares redeemed	1,223,678
Distributions payable	1,718,665
Accrued management fee	635,975
Other payables and accrued expenses	55,730
Total liabilities		45,869,013
Net Assets		$1,740,542,490
Net Assets consist of:
Paid in capital		$1,831,585,566
Total accumulated earnings (loss)		(91,043,076)
Net Assets		$1,740,542,490
Net Asset Value, offering price and redemption price per share ($1,740,542,490 ÷ 153,320,399 shares)		$11.35
Statement of Operations
Year ended January 31, 2025
Investment Income
Interest		$54,498,644
Income from Fidelity Central Funds		1,336,753
Total income		55,835,397
Expenses
Management fee	$7,640,037
Transfer agent fees	136,621
Accounting fees and expenses	27,183
Custodian fees and expenses	17,713
Independent trustees' fees and expenses	4,700
Registration fees	33,720
Audit fees	54,765
Legal	7,299
Miscellaneous	7,620
Total expenses before reductions	7,929,658
Expense reductions	(19,696)
Total expenses after reductions		7,909,962
Net Investment income (loss)		47,925,435
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,754,246)
Fidelity Central Funds	9,583
Total net realized gain (loss)		(5,744,663)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(11,368,692)
Fidelity Central Funds	(9,945)
Total change in net unrealized appreciation (depreciation)		(11,378,637)
Net gain (loss)		(17,123,300)
Net increase (decrease) in net assets resulting from operations		$30,802,135
Statement of Changes in Net Assets

	Year ended January 31, 2025	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,925,435	$48,637,580
Net realized gain (loss)	(5,744,663)	(11,366,277)
Change in net unrealized appreciation (depreciation)	(11,378,637)	13,709,240
Net increase (decrease) in net assets resulting from operations	30,802,135	50,980,543
Distributions to shareholders	(46,766,702)	(47,739,016)

Share transactions
Proceeds from sales of shares	415,024,572	397,959,640
Reinvestment of distributions	25,929,290	25,439,450
Cost of shares redeemed	(529,195,931)	(554,729,485)

Net increase (decrease) in net assets resulting from share transactions	(88,242,069)	(131,330,395)
Total increase (decrease) in net assets	(104,206,636)	(128,088,868)

Net Assets
Beginning of period	1,844,749,126	1,972,837,994
End of period	$1,740,542,490	$1,844,749,126

Other Information
Shares
Sold	36,362,922	35,733,501
Issued in reinvestment of distributions	2,277,902	2,275,936
Redeemed	(46,424,851)	(49,963,489)
Net increase (decrease)	(7,784,027)	(11,954,052)

Financial Highlights
Fidelity® Massachusetts Municipal Income Fund

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.45	$11.40	$12.16	$12.71	$12.62
Income from Investment Operations
Net investment income (loss) A,B	.309	.289	.242	.248	.280
Net realized and unrealized gain (loss)	(.108)	.045	(.762)	(.469)	.111
Total from investment operations	.201	.334	(.520)	(.221)	.391
Distributions from net investment income	(.300)	(.284)	(.240)	(.248)	(.280)
Distributions from net realized gain	(.001)	-	-	(.081)	(.021)
Total distributions	(.301)	(.284)	(.240)	(.329)	(.301)
Net asset value, end of period	$11.35	$11.45	$11.40	$12.16	$12.71
Total Return C	1.78%	3.02%	(4.24)%	(1.79)%	3.16%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.46%	.46%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.46%	.46%	.45%	.45%
Expenses net of all reductions	.45%	.46%	.45%	.45%	.45%
Net investment income (loss)	2.71%	2.59%	2.13%	1.97%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$1,740,542	$1,844,749	$1,972,838	$2,278,182	$2,386,142
Portfolio turnover rate F	19%	14%	25%	11%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity Massachusetts Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Massachusetts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,310,283
Gross unrealized depreciation	(69,164,553)
Net unrealized appreciation (depreciation)	$(53,854,270)
Tax Cost	$1,825,507,522

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$278,109
Capital loss carryforward	$(37,466,913)
Net unrealized appreciation (depreciation) on securities and other investments	$(53,854,270)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(4,843,582)
Long-term	(32,623,331)
Total capital loss carryforward	$(37,466,913)

The tax character of distributions paid was as follows:

	January 31, 2025	January 31, 2024
Tax-exempt Income	$46,612,314	$47,739,016
Ordinary Income	$154,388	$-
Total	$46,766,702	$47,739,016

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Massachusetts Municipal Income Fund	311,183,654	335,506,247
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Massachusetts Municipal Income Fund	.44

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Massachusetts Municipal Income Fund	.44

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .09% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .34%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period February 1, 2024 through February 29, 2024, the transfer agent fees were a fixed annual rate of .0915% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period February 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Massachusetts Municipal Income Fund	.0182

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Massachusetts Municipal Income Fund	-	33,503,019	(2,495,472)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Massachusetts Municipal Income Fund	2,712
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $550.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $19,146.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Massachusetts Municipal Trust and the Shareholders of Fidelity Massachusetts Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Massachusetts Municipal Income Fund (the "Fund"), a fund of Fidelity Massachusetts Municipal Trust, including the schedule of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 13, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During the fiscal year ended 2025, 100% of the fund's income dividends were free from federal income tax, and 15.48% of the fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Massachusetts Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio, the Board considered a pro forma management fee rate as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.700542.128
MAS-ANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2025